UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21884

Oppenheimer Rochester Virginia Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: March 31

Date of reporting period: 12/31/2016

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

Principal Amount		Coupon		Maturity	Value
Municipal Bonds and Notes—107.7%
District of Columbia—4.8%
$150,000	Metropolitan Washington D.C. Airport Authority[1]	5.375%		10/01/2029	$157,986
230,000	Metropolitan Washington D.C. Airport Authority[1]	5.000		10/01/2030	252,763
1,300,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	5.598	[2]	10/01/2035	578,565
5,000,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road)	7.906	[2]	10/01/2040	1,652,500
1,000,000	Metropolitan Washington D.C. Airport Authority (Dulles Toll Road-Metrorail)[1]	0.000	[3]	10/01/2044	1,103,910
					3,745,724
Virginia—65.7%
2,004,000	Celebrate, VA North CDA Special Assessment[4]	6.750		03/01/2034	1,293,502
1,074,000	Celebrate, VA South CDA Special Assessment[4]	6.250		03/01/2037	536,914
4,000,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000		07/01/2041	4,416,800
1,715,000	Fairfax County, VA EDA Senior Living (Lewinsville Retirement Residence)[1]	5.250		03/01/2032	1,715,240
3,500,000	Fairfax County, VA IDA (Inova Health System)[1]	5.000		05/15/2044	3,903,515
5,000	Fairfax County, VA IDA (Inova Health System)[1]	5.000		08/15/2023	5,682
25,000	Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor House)[1]	5.875		08/01/2027	25,046
75,000	Fairfax County, VA Redevel. & Hsg. Authority (Herndon Harbor II)[1]	5.500		05/01/2029	75,107
10,000	Fairfax County, VA Redevel. & Hsg. Authority (Hsg. For the Elderly)[1]	6.100		09/01/2026	10,021
1,250,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.800		03/01/2036	312,300
1,470,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.450		03/01/2036	367,265
1,300,000	Farms New Kent, VA Community Devel. Authority Special Assessment[4]	5.125		03/01/2036	324,792
210,000	Henrico County, VA EDA (Bon Secours Health Systems)[1]	5.250		11/01/2042	227,468
501,000	Lewistown, VA Commerce Center Community Devel. Authority	6.050		03/01/2054	73,737
2,334,000	Lewistown, VA Commerce Center Community Devel. Authority[1]	6.050		03/01/2044	2,142,635
1,900,000	Norfolk, VA EDA (Sentara Healthcare)[1]	0.700	[5]	11/01/2034	1,900,000
2,000,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	6.450		09/01/2037	2,013,960
300,000	Prince William County, VA IDA (George Mason University Foundation)[1]	5.500		09/01/2031	338,151
1,000,000	Stafford County & Staunton, VA IDA (Virginia Municipal League/Mt. Rogers)[1]	6.500		08/01/2038	1,015,190
975,000	Suffolk, VA Economic Devel. Authority (United Church Homes & Services/Lake Prince Center Obligated Group)[1]	5.000		09/01/2031	1,037,283
1,800,000	Suffolk, VA Redevel. & Hsg. Authority (Henrico-Richmond)[1]	5.000		08/01/2036	1,810,710
3,990,000	University of Virginia[1]	5.000		06/01/2043	4,512,411

1       OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
Virginia (Continued)
$4,000,000	VA College Building Authority (Regent University)[1]	5.000%		06/01/2029	$3,870,440
1,785,000	VA College Building Authority (Regent University)[1]	5.000		06/01/2026	1,784,929
3,000,000	VA College Building Authority Educational Facilities (21st Century College and Equipment)[1]	5.000		02/01/2029	3,518,550
575,000	VA Hsg. Devel. Authority[1]	5.100		10/01/2038	615,106
1,000,000	VA Hsg. Devel. Authority (Rental Hsg.)[1]	5.250		10/01/2038	1,071,910
10,000	VA Hsg. Devel. Authority, Series A1	5.100		10/01/2035	10,066
55,000	VA Northern Health Center Commission Nursing Home (Birmingham Green)	5.000		07/01/2028	55,160
10,000	VA Northern Health Center Commission Nursing Home (Birmingham Green)	4.750		07/01/2020	10,022
2,470,000	VA Resources Authority, Series C1	5.000		11/01/2030	2,929,618
250,000	VA Small Business Financing Authority (Roanoke College)[1]	5.500		04/01/2033	272,727
250,000	VA Small Business Financing Authority (Roanoke College)[1]	5.750		04/01/2041	275,160
3,000,000	VA Tobacco Settlement Financing Corp.[1]	5.200	[3]	06/01/2046	2,557,320
22,000,000	VA Tobacco Settlement Financing Corp.	4.867	[2]	06/01/2047	347,600
193,355,000	VA Tobacco Settlement Financing Corp.	10.816	[2]	06/01/2047	4,186,136
545,000	Washington County, VA IDA (Mountain States Health Alliance)[1]	7.500		07/01/2029	596,285
235,000	Washington County, VA IDA (Mountain States Health Alliance)[1]	7.250		07/01/2019	252,296
280,000	Washington County, VA IDA (Mountain States Health Alliance)[1]	7.750		07/01/2038	306,295
466,000	White Oaks, VA Village Shops Community Devel. Authority Special Assessment[1]	5.300		03/01/2017	468,288
					51,185,637
U.S. Possessions—37.2%
35,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	36,363
750,000	Guam International Airport Authority[1]	6.000		10/01/2034	856,523
350,000	Guam Power Authority, Series A1	5.000		10/01/2027	392,760
125,000	Guam Power Authority, Series A1	5.000		10/01/2023	141,859
125,000	Guam Power Authority, Series A1	5.000		10/01/2030	138,601
800,000	Puerto Rico Aqueduct & Sewer Authority	5.750		07/01/2037	608,920
250,000	Puerto Rico Aqueduct & Sewer Authority	6.000		07/01/2038	191,230
205,000	Puerto Rico Aqueduct & Sewer Authority	5.125		07/01/2037	155,058
145,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	144,991
1,270,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625		05/15/2043	1,264,374
2,120,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.375		05/15/2033	2,119,852
1,500,000	Puerto Rico Commonwealth GO6	5.750		07/01/2036	928,125
1,000,000	Puerto Rico Commonwealth GO6	6.500		07/01/2040	636,250
1,000,000	Puerto Rico Commonwealth GO6	6.000		07/01/2029	633,750
500,000	Puerto Rico Commonwealth GO6	5.750		07/01/2041	307,500
755,000	Puerto Rico Commonwealth GO6	5.125		07/01/2031	474,706
1,000,000	Puerto Rico Commonwealth GO6	5.500		07/01/2039	622,500
1,000,000	Puerto Rico Commonwealth GO6	5.500		07/01/2026	624,370
240,000	Puerto Rico Commonwealth GO6	5.000		07/01/2034	149,700

2 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,000,000	Puerto Rico Commonwealth GO6	6.000%		07/01/2039	$631,250
170,000	Puerto Rico Commonwealth GO6	5.750		07/01/2038	106,888
2,600,000	Puerto Rico Commonwealth GO6	6.500		07/01/2037	1,657,500
83,109	Puerto Rico Electric Power Authority	10.000		07/01/2021	65,114
27,702	Puerto Rico Electric Power Authority	10.000		01/01/2022	21,658
83,109	Puerto Rico Electric Power Authority	10.000		01/01/2021	65,114
80,550	Puerto Rico Electric Power Authority	10.000		07/01/2019	65,315
80,550	Puerto Rico Electric Power Authority	10.000		07/01/2019	65,315
27,703	Puerto Rico Electric Power Authority	10.000		07/01/2022	21,659
2,000,000	Puerto Rico Electric Power Authority, Series A7	6.750		07/01/2036	1,326,340
200,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250		07/01/2029	132,648
350,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250		07/01/2027	232,113
225,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250		07/01/2031	149,243
230,000	Puerto Rico Electric Power Authority, Series AAA[7]	5.250		07/01/2030	152,554
3,325,000	Puerto Rico Electric Power Authority, Series XX7	5.250		07/01/2040	2,206,370
50,000	Puerto Rico Electric Power Authority, Series XX7	5.250		07/01/2035	33,173
600,000	Puerto Rico Electric Power Authority, Series XX7	5.750		07/01/2036	398,022
245,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250		07/01/2025	162,469
275,000	Puerto Rico Electric Power Authority, Series ZZ7	5.250		07/01/2026	182,377
200,000	Puerto Rico Highway & Transportation Authority[6]	5.500		07/01/2023	56,000
150,000	Puerto Rico Highway & Transportation Authority[6]	5.000		07/01/2028	25,650
250,000	Puerto Rico Highway & Transportation Authority	5.300		07/01/2035	154,455
470,000	Puerto Rico Infrastructure[6]	6.000		12/15/2026	169,200
820,000	Puerto Rico Infrastructure[6,8]	7.046	[2]	07/01/2042	79,556
1,000,000	Puerto Rico Infrastructure[6,8]	6.995	[2]	07/01/2033	153,610
40,000	Puerto Rico Infrastructure[4]	5.000		07/01/2046	7,025
1,545,000	Puerto Rico Infrastructure (Mepsi Campus)	6.250		10/01/2024	786,884
905,000	Puerto Rico Infrastructure (Mepsi Campus)	6.500		10/01/2037	437,676
50,000	Puerto Rico ITEMECF (Galeria Tower San Patricio)[1]	7.100		04/01/2038	42,634
335,000	Puerto Rico ITEMECF (Guaynabo Municipal Government Center)[1]	5.625		07/01/2022	258,697
210,000	Puerto Rico ITEMECF (Ryder Memorial Hospital)[1]	6.700		05/01/2024	202,142
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)[1]	5.000		10/01/2042	65,505
125,000	Puerto Rico ITEMECF (University Plaza)[1,9]	5.000		07/01/2021	127,253
500,000	Puerto Rico Public Buildings Authority[6]	7.000		07/01/2025	303,750
2,000,000	Puerto Rico Public Buildings Authority[6]	7.000		07/01/2021	1,215,000
1,515,000	Puerto Rico Public Buildings Authority[6]	6.750		07/01/2036	884,381
250,000	Puerto Rico Public Buildings Authority[4]	6.250		07/01/2031	145,938
1,000,000	Puerto Rico Public Buildings Authority[6]	5.375		07/01/2033	562,500
250,000	Puerto Rico Public Finance Corp., Series B6	5.500		08/01/2031	20,000
1,000,000	Puerto Rico Public Finance Corp., Series B6	6.000		08/01/2026	80,000
585,000	Puerto Rico Sales Tax Financing Corp., Series A	7.886	[2]	08/01/2034	65,233
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	5.500		08/01/2042	470,000
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.500		08/01/2044	1,455,000
4,125,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750		08/01/2037	1,938,750
1,000,000	Puerto Rico Sales Tax Financing Corp., Series A	6.375		08/01/2039	480,000
1,255,000	Puerto Rico Sales Tax Financing Corp., Series C	5.375		08/01/2038	589,850

3 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$250,000	Puerto Rico Sales Tax Financing Corp., Series C	6.750%[3]	08/01/2032	$125,625
				29,004,868
Total Investments, at Value (Cost $111,358,366)—107.7%				83,936,229
Net Other Assets (Liabilities)—(7.7)				(6,023,213)
Net Assets—100.0%				$77,913,016

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. Represents the current interest rate for a variable or increasing rate security.

6. This security is not accruing income because the issuer has missed an interest payment on it and/or is not anticipated to make future interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

7. Subject to a forbearance agreement. Rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

8. Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Corporation.

9. Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee.

To simplify the listings of securities, abbreviations are used per the table below:

CDA	Communities Devel. Authority
EDA	Economic Devel. Authority
GO	General Obligation
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
TASC	Tobacco Settlement Asset-Backed Bonds

4 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS December 31, 2016 Unaudited

1. Organization

Oppenheimer Rochester Virginia Municipal Fund (the “Fund”) is a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI. Effective as of the close of the New York Stock Exchange (“NYSE”) on March 24, 2016 (the “Closing Date”), the Fund will no longer accept purchase orders from new investors and shareholders of other Oppenheimer funds will no longer be able to exchange shares of other funds into the Fund. Please see the Fund’s prospectus for exceptions and additional information.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded. If the official closing price or last sales price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority): (1) a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

5      OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage- backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security, the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third

6 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

2. Securities Valuation (Continued)

party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
District of Columbia	$—	$3,745,724	$—	$3,745,724
Virginia	—	50,181,280	1,004,357	51,185,637
U.S. Possessions	—	28,700,693	304,175	29,004,868

Total Assets	$—	$82,627,697	$1,308,532	$83,936,229

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

7 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest payment. Information concerning securities not accruing interest at period end is as follows:

Cost	$17,778,837
Market Value	$10,322,186
Market Value as % of Net Assets	13.25%

The Fund has entered into forbearance agreements with certain obligors under which the Fund has agreed to temporarily forego receipt of the original principal or coupon interest rates. At period end, securities with an aggregate market value of $4,975,309, representing 6.39% of the Fund’s net assets, were subject to these forbearance agreements.

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates

8 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes at period end are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$111,358,491

Gross unrealized appreciation	$3,512,287
Gross unrealized depreciation	(30,934,549)

Net unrealized depreciation	$(27,422,262)

9 OPPENHEIMER ROCHESTER VIRGINIA MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2016, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Virginia Municipal Fund

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 2/17/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date: 2/17/2017

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date: 2/17/2017